Leases (Details) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Operating Lease by lessee	$ 9,249	$ 26,756	$ 27,810
Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessee	25	16,217	18,331
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessee	3,648	8,843	7,966
Less than 1 year [Member]
Statement [Line Items]
Operating Lease by lessee	$ 5,576	$ 1,696	$ 1,513